CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 127,756	$ 619,945
Accounts receivable, net	49,112	14,677
Inventories, at cost	383,709	1,116,500
Prepaid expenses and other current assets	161,417	456,595
Total current assets	721,994	2,207,717
Deposits	35,056	32,373
Operating right of use asset, net	59,079	178,425
Equipment, net	114,806	86,113
Intangible assets, net	356,475	374,528
Deferred tax asset		890,857
Total assets	1,287,410	3,770,013
Current liabilities:
Accounts payable and accrued expenses	1,897,019	1,505,082
Notes and loans payable - related party	242,308
Notes and loans payable	534,745	421,596
Operating lease liability, current portion	42,153	144,245
Other liabilities		1,225,427
Total current liabilities	2,716,225	3,296,350
Long-term liabilities:
Accrued employee benefits, non-current	16,451	17,689
Notes and loans payable, less current portion	24,648
Operating lease liability, less current portion		40,109
Total long-term liabilities	41,099	57,798
Total liabilities	2,757,324	3,354,148
Stockholders' equity (deficit):
Ordinary shares, no par value; no authorization limit; 694,066 and 346,954 shares issued and outstanding at December 31, 2025 and 2024, respectively	16,203,885	11,887,513
Accumulated other comprehensive loss	(346,689)	(338,755)
Accumulated deficit	(17,327,110)	(11,132,893)
Total stockholders' equity (deficit)	(1,469,914)	415,865
Total liabilities and stockholders' equity (deficit)	$ 1,287,410	$ 3,770,013